Stock-Based Incentive Compensation Plans (Summary of activity for performance shares) (Details) - Performance Shares [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Shares:
Outstanding as of beginning of year (in shares) | shares	630,670
Granted (in shares) | shares	374,128
Vested (in shares) | shares	(185,194)
Forfeited (in shares) | shares	(72,756)
Performance Adjustment | shares	20,580
Outstanding as of end of year (in shares) | shares	767,428
Weighted-Average Grant Date Fair Value
Weighted-average grant date fair value, outstanding as of beginning of year (in dollars per share) | $ / shares	$ 63.16
Weighted-average grant date fair value, granted (in dollars per share) | $ / shares	69.37
Weighted-average grant date fair value, vested (in dollars per share) | $ / shares	66.89
Weighted-average grant date fair value, forfeited (in dollars per share) | $ / shares	69.97
Weighted-average grant date fair value, performance adjustment (in dollars per share) | $ / shares	66.89
Weighted-average grant date fair value, outstanding as of end of year (in dollars per share) | $ / shares	$ 64.61